Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Disclosure of components of non-controlling interests

	2017	2016
	$m	$m
Non-controlling interests attributable to holders of ordinary shares in subsidiaries	7,621	6,932
Preferred securities issued by subsidiaries	—	260
At 31 Dec	7,621	7,192

Disclosure of preference shares issued by subsidiaries

Preferred securities issued by HSBC’s subsidiaries
		Footnote	First call date	2017	2016
				$m	$m
HSBC Bank Canada
CA$175m	Non-cumulative redeemable class 1 preferred shares, series C	1	Jun 2010	—	130
CA$175m	Non-cumulative redeemable class 1 preferred shares, series D	1	Dec 2010	—	130
At 31 Dec				—	260

1	In 2017 HSBC redeemed these securities.